September 1, 2021

BNY MELLON FUNDS TRUST

-	BNY Mellon Small Cap Multi-Strategy Fund
-	BNY Mellon Small/Mid Cap Multi-Strategy Fund
-	BNY Mellon International Equity Income Fund

Supplement to Current Prospectus

The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Summary – BNY Mellon Small Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Small Cap Value Strategy are made by a team of investment professionals employed by Newton Investment Management North America LLC (Newton), an affiliate of BNYM Investment Adviser. The team consists of Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA and Edward R. Walter, CFA. Messrs. Corrado and Walter and Ms. Brandaleone have been primary portfolio managers for the Small Cap Value Strategy since August 2012. Mr. Corrado is a portfolio manager at Newton. Ms. Brandaleone and Mr. Walter are each research analysts at Newton.

The following information supersedes and replaces the information in the fourth paragraph in the section "Fund Summary – BNY Mellon Small/Mid Cap Multi-Strategy Fund – Portfolio Management" in the prospectus:

Investment decisions for the Small/Mid Cap Value Strategy are made by a team of investment professionals employed by Newton. The team consists of Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA and Edward R. Walter, CFA. Messrs. Corrado and Walter and Ms. Brandaleone have been primary portfolio managers for the Small/Mid Cap Value Strategy since April 2014. Mr. Corrado is a portfolio manager for Newton. Ms. Brandaleone and Mr. Walter are each research analysts at Newton.

The following information supersedes and replaces the information in the second paragraph in the section "Fund Summary – BNY Mellon International Equity Income Fund – Portfolio Management" in the prospectus:

Peter D. Goslin, CFA and Tao Wang are the fund's primary portfolio managers. Messrs. Goslin and Wang have been primary portfolio managers of the fund since July 2015 and December 2019, respectively. Mr. Goslin is a portfolio manager at Newton. Mr. Wang is a research analyst at Mellon.

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The preceding information supersedes and replaces any contrary information in the section "Fund Details – Management – Portfolio Managers – BNY Mellon Small Cap Multi-Strategy Fund", "– BNY Mellon Small/Mid Cap Multi-Strategy Fund" and "– BNY Mellon International Equity Income Fund" in the prospectus.

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The following information supersedes and replaces any contrary information in the section "Fund Details – Management – Biographical Information" in the prospectus:

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Stephanie K. Brandaleone, CFA, has been a primary portfolio manager of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Value Strategy since August 2012 and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Value Strategy since April 2014. Ms. Brandaleone is a research analyst at Newton. She has been employed by Newton or a predecessor company of Newton since 2003.

Joseph M. Corrado, CFA has been a primary portfolio manager of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Value Strategy and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Value Strategy since August 2012 and April 2014, respectively. Mr. Corrado is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 2003.

Peter D. Goslin, CFA, has been a primary portfolio manager of BNY Mellon International Equity Income Fund since July 2015. Mr. Goslin is a portfolio manager at Newton. He has been employed by Newton or a predecessor company of Newton since 1999.

Edward R. Walter, CFA, has been a primary portfolio manager of BNY Mellon Small Cap Multi-Strategy Fund with respect to the Small Cap Value Strategy and of BNY Mellon Small/Mid Cap Multi-Strategy Fund with respect to the Small/Mid Cap Value Strategy since August 2012 and April 2014, respectively. Mr. Walter is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since 2003.

Tao Wang has been a primary portfolio manager of BNY Mellon International Equity Income Fund since December 2019. Mr. Wang is a research analyst at Newton. He has been employed by Newton or a predecessor company of Newton since January 2013.

The information for Nicholas Cohn and Syed Zamil in the section "Fund Details – Management – Biographical Information" in the prospectus is removed in its entirety.

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